25. Post-Employment Benefits (Details 14) - shares	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPensionPlanSecuritiesLineItems [Line Items]
Defined benefit pension plan securities	0	252
Social Security Plan: Unified Plan
DisclosureOfPensionPlanSecuritiesLineItems [Line Items]
Defined benefit pension plan securities	0	66
Social Security Plan: Plan III
DisclosureOfPensionPlanSecuritiesLineItems [Line Items]
Defined benefit pension plan securities	0	186